Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

8.  Leases

The Group mainly leases commercial space for its relaxation salon from external third parties, which are either operated by the Company or a franchisee and also enters into contracts with franchisees subleasing partial spaces of leased properties under the terms and conditions that are substantially the same as the head lease contracts. As of December 31, 2020 and 2019, the Group had 213 and 220 leased salons, respectively, of which 130 and 165 salons, respectively were subleased.

Operating Leases

Lessee

There are no lease transactions classified as finance leases for the years ended December 31, 2020 and 2019.

The table below summarizes the components of operating lease costs related to operating leases for the year ended December 31, 2020 and 2019:

	Thousands of Yen
	2020	2019
Fixed lease cost (a)	¥748,230	¥851,555
Variable lease cost (b)	24,484	30,901
Short-term cost	11,669	10,979
Total	¥784,383	¥893,435

(a)This includes the amount of ¥478,225 thousand and ¥580,074 thousand recoverable from sublessees for the years ended December 31, 2020 and 2019, respectively.

(b)This includes the amount of ¥14,146 thousand and ¥27,606 thousand recoverable from sublessees for the years ended December 31, 2020 and 2019, respectively.

There are no sale-and leaseback transactions conducted in the years ended December 31, 2020 and 2019.

Supplementary information on cash flow and other information for leasing activities for the year ended December 31, 2020 and 2019 are as follows:

	Thousands of Yen
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥797,623	¥375,270
Right-of-use assets obtained in exchange for lease liabilities	604,703	749,008
Weighted average remaining lease term (in years)	2.8	3.3
Weighted average discount rate	1.45%	1.45%

Maturity analysis of future minimum lease payments under non-cancellable leases subsequent to December 31, 2020 are as follows:

Thousands of Yen
Year ending December 31:
2021	¥667,823
2022	493,800
2023	246,751
2024	122,654
2025	70,448
2026 and thereafter	98,245
Total	1,699,721
Less: Interest component	(48,509)
Present value of minimum lease payments	¥1,651,212

The amount of ¥658,320 thousand and ¥992,892 thousand of the discounted present value of minimum lease payment are included in "Short-term lease liability" and "Long-term lease liability — net of current portion", respectively, in the consolidated balance sheets.

Subleases

The Group leases space from commercial facility landlords which in turn it subleases to certain franchisees of its relaxation salons. Sublease revenues are as follows for the years ended December 31, 2020 and 2019, and included in franchise revenues:

	Thousands of Yen
	2020	2019
Fixed sublease income	¥478,225	¥580,074
Variable sublease income	14,146	27,606
Total	¥492,371	¥607,680

Expected future minimum lease collections to be received under non-cancellable subleases subsequent to December 31, 2020 are as follows:

Thousands of Yen
Year ending December 31:
2021	¥376,993
2022	276,765
2023	152,356
2024	66,450
2025	33,728
2026 and thereafter	20,488
Total	¥926,780

There are no lease transactions classified as sale-type leases and direct financing leases for the years ended December 31, 2020 and 2019.